Net Deferred Tax Position - Summary of Tax Losses Available for Carry-forward (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Tax Losses Available For Carryforward [Line Items]
Tax losses available for carry-forward	€ 5,164	€ 5,176	€ 5,209
Tax loss carry-forwards on asset disposals	7	€ 13	€ 0
Less than 1 year [Member]
Disclosure Of Tax Losses Available For Carryforward [Line Items]
Tax losses available for carry-forward	33
Later Than One Year and Not Later Than Two Years [Member]
Disclosure Of Tax Losses Available For Carryforward [Line Items]
Tax losses available for carry-forward	6
Later Than Two Years and Not Later Than Three Years [Member]
Disclosure Of Tax Losses Available For Carryforward [Line Items]
Tax losses available for carry-forward	24
Later Than Three Years and Not Later Than Four Years [Member]
Disclosure Of Tax Losses Available For Carryforward [Line Items]
Tax losses available for carry-forward	55
Later Than Four Years and Not Later Than Five Years [Member]
Disclosure Of Tax Losses Available For Carryforward [Line Items]
Tax losses available for carry-forward	43
More Than 5 Years [Member]
Disclosure Of Tax Losses Available For Carryforward [Line Items]
Tax losses available for carry-forward	€ 5,003